Basis of presentation and Summary of Significant Accounting Policies - Schedule of common stock reflected in the condensed consolidated balance sheets is reconciled (Details) - DPCM Capital, Inc [Member] - USD ($)
	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Gross proceeds	$ 8,000,000	$ 300,000,000	$ 300,000,000
Proceeds allocated to Public Warrants		(6,600,000)	(6,600,000)
Class A common stock issuance costs		(16,596,320)	(16,596,320)
Remeasurement of carrying value to redemption value	114,082	23,196,320	23,196,320
Class A common stock subject to possible redemption	$ 300,114,082	$ 300,000,000	$ 300,000,000